Supplemental cash flow information	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

20 Supplemental cash flow information

Supplemental cash flow information	2021	2020
Shares issued to reduce shareholder loan	$-	$150,000
Shares issued to reduce accounts payable	139,082	103,485
Shares issued on convertible debt and interest conversion	19,450	161,267
Captiva payment of accrued payroll taxes	-	134,300
Convertible debt conversion to promissory note	-	165,000
Promissory note converted into shares	131,250	-
Reclassification of loans and accounts payable	-	385,616
Accrued land and power project development costs through loans	669,260	22,152
Accrued power project development costs through accounts payable	73,317	655,119